Debt (Details) - Schedule of Reconciliation of Accrued Interest - Note Payable [Member]	9 Months Ended
Sep. 30, 2023 USD ($)
Debt (Details) - Schedule of Reconciliation of Accrued Interest [Line Items]
Accrued interest balance at December 31, 2022	$ 1,179,875
Interest expense from notes payable	243,119
Interest expense from related party notes payable	83,891
Interest expense from convertible notes payable	4,595,106
Interest expense from revolving lines of credit	765,786
Interest expense from financing leases	38,308
Cash paid for interest	(3,217,831)
Common shares issued in settlement of interest	(1,247,701)
Settlement of interest through the issuance of a new revolving line of credit	(212,156)
Accrued interest balance at September 30, 2023	$ 2,228,397